Title Exception Report

Run Date - 10/18/2017 11:10:15 AM

2017-RT6 ID	Final Title Event Level	Title Exceptions	Title Comments	State	Origination Date
2017RT6103366	1	N/A	N/A	IL	11/XX/2013
2017RT6103350	3	Junior Mortgage(s) of Record Delinquent Liens Cloud Title (Non-Mortgage) Break in Chain	Junior Mortgage of Record.

4 junior liens cloud title.

			The subject loan was originated by XXX. An Assignment was filed and recorded on 12/XX/2016 by XXX assigning to XXX; however, the chain of title appears to be broken as it shows XXX was not included in the chain assigning to XXX.	MI	08/XX/1997
2017RT6103324	3	Subject Not in 1st Position	The subject mortgage appears to be in 3rd lien position as a HOA Lien was imposed by XXX for $998.00 and recorded on 05/XX/2014 and for $2,285.86 and recorded on 10/XX/2016; no evidence of satisfaction was recorded.	DE	06/XX/2007
2017RT6102924	2	Junior Mortgage(s) of Record	Junior Mortgage of Record.	IL	11/XX/2009
2017RT6102468	3	Delinquent Liens Cloud Title (Non-Mortgage)	1 junior lien clouds title.	RI	11/XX/2007